Income tax (Schedule of Net Operating Tax Loss Carry Forwards) (Details) ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	¥ 159,616
2016 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards
2017 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards
2018 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	¥ 9,440
2019 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	46,932
2020 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	¥ 103,244